Supplemental Guarantor Financial Information	12 Months Ended
Dec. 31, 2015
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information

31. Supplemental guarantor financial information

The following supplemental financial information is presented to comply with Rule 3-10 of Regulation S-X.

AerCap Aviation Notes

In May 2012, AerCap Aviation Solutions B.V. (“AerCap Aviation Solutions”), a 100%-owned finance subsidiary of AerCap Holdings N.V. (the “Parent Guarantor”), issued $300.0 million of 6.375% senior unsecured notes due 2017 (the “AerCap Aviation Notes”). The AerCap Aviation Notes were initially fully and unconditionally guaranteed by the Parent Guarantor.

In November 2012, we entered into a $285.0 million unsecured revolving credit facility which was guaranteed by AerCap Aviation Solutions and AerCap Ireland Limited (“AerCap Ireland”). The guarantee by AerCap Ireland under this facility triggered a springing guarantee under the AerCap Aviation Notes indenture.

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2015 and 2014, the Condensed Consolidating Income Statements, Condensed Consolidating Statements of Cash Flows and Condensed Consolidating Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013 of (i)  the Parent Guarantor; (ii) AerCap Aviation Solutions; (iii) AerCap Ireland; (iv) the non-guarantor subsidiaries; (v) elimination entries necessary to consolidate the Parent Guarantor with AerCap Aviation Solutions, AerCap Ireland and the non-guarantor subsidiaries; and (vi) the Company on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting. Separate financial statements and other disclosures with respect to AerCap Ireland and AerCap Aviation Solutions have not been provided because AerCap Ireland and AerCap Aviation Solutions are 100%-owned by the Parent Guarantor, all guarantees are full and unconditional and the Parent Guarantor’s financial statements have been filed in this annual report for the periods specified by Rules 3-01 and 3-02 of Regulation S-X.  A portion of our cash and cash equivalents is held by subsidiaries and access to such cash by us for group purposes is limited.

Condensed Consolidating Balance Sheet
	December 31, 2015 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Assets
Cash and cash equivalents	14	-	1,193	1,196	-	2,403
Restricted cash	-	-	18	401	-	419
Flight equipment held for operating leases, net	-	-	1,034	31,185	-	32,219
Maintenance rights intangible and lease premium, net	-	-	80	3,059	-	3,139
Flight equipment held for sale	-	-	-	71	-	71
Net investment in finance and sales-type leases	-	-	22	447	-	469
Prepayments on flight equipment	-	-	-	3,300	-	3,300
Investments including investments in subsidiaries	8,290	-	3,385	115	(11,675)	115
Intercompany receivables	46	5	6,157	4,652	(10,860)	-
Other assets	61	2	378	1,338	-	1,779
Total Assets	8,411	7	12,267	45,764	(22,535)	43,914
Liabilities and Equity
Debt	-	300	78	29,429	-	29,807
Intercompany payables	4	-	4,525	6,331	(10,860)	-
Other liabilities	58	2	184	5,437	-	5,681
Total Liabilities	62	302	4,787	41,197	(10,860)	35,488

Total AerCap Holdings N.V. shareholders' equity	8,349	(295)	7,480	4,490	(11,675)	8,349
Non-controlling interest	-	-	-	77	-	77
Total Equity	8,349	(295)	7,480	4,567	(11,675)	8,426
Total Liabilities and Equity	8,411	7	12,267	45,764	(22,535)	43,914

Condensed Consolidating Balance Sheet
	December 31, 2014 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Assets
Cash and cash equivalents	7	-	816	667	-	1,490
Restricted cash	-	-	7	710	-	717
Flight equipment held for operating leases, net	-	-	568	31,417	-	31,985
Maintenance rights intangible and lease premium, net	-	-	3	3,903	-	3,906
Flight equipment held for sale	-	-	-	14	-	14
Net investment in finance and sales-type leases	-	-	25	322	-	347
Prepayments on flight equipment	-	-	2	3,485	-	3,487
Investments including investments in subsidiaries	7,902	-	2,298	116	(10,200)	116
Intercompany receivables	534	260	6,397	4,255	(11,446)	-
Other assets	18	3	229	1,555	-	1,805
Total Assets	8,461	263	10,345	46,444	(21,646)	43,867
Liabilities and Equity
Debt	-	300	111	29,991	-	30,402
Intercompany payables	575	1	3,749	7,121	(11,446)	-
Other liabilities	22	-	77	5,423	-	5,522
Total Liabilities	597	301	3,937	42,535	(11,446)	35,924

Total AerCap Holdings N.V. shareholders' equity	7,864	(38)	6,408	3,830	(10,200)	7,864
Non-controlling interest	-	-	-	79	-	79
Total Equity	7,864	(38)	6,408	3,909	(10,200)	7,943
Total Liabilities and Equity	8,461	263	10,345	46,444	(21,646)	43,867

Condensed Consolidating Income Statement
	Year Ended December 31, 2015 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	110	4,882	-	4,992
Net gain on sale of assets	-	-	14	169	-	183
Other income (loss)	9	-	430	476	(802)	113
Total Revenues and other income	9	-	554	5,527	(802)	5,288
Expenses
Depreciation and amortization	-	-	52	1,791	-	1,843
Asset impairment	-	-	-	16	-	16
Interest expense	12	20	268	1,397	(597)	1,100
Leasing expenses	-	-	50	472	-	522
Transaction, integration and restructuring related expenses	-	-	-	59	-	59
Selling, general and administrative expenses	108	-	202	277	(205)	382
Total Expenses	120	20	572	4,012	(802)	3,922
(Loss) income before income taxes and income of investments accounted for under the equity method	(111)	(20)	(18)	1,515	-	1,366
Provision for income taxes	28	5	2	(225)	-	(190)
Equity in net earnings of investments accounted for under the equity method	-	-	-	1	-	1
Net (loss) income before income from subsidiaries	(83)	(15)	(16)	1,291	-	1,177
Income (loss) from subsidiaries	1,262	-	1,088	(16)	(2,334)	-
Net income (loss)	1,179	(15)	1,072	1,275	(2,334)	1,177
Net loss attributable to non-controlling interest	-	-	-	2	-	2
Net income (loss) attributable to AerCap Holdings N.V.	1,179	(15)	1,072	1,277	(2,334)	1,179

Condensed Consolidating Income Statement
	Year Ended December 31, 2014 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	81	3,369	-	3,450
Net gain on sale of assets	-	-	10	28	-	38
Other income (loss)	25	-	254	377	(552)	104
Total Revenues and other income	25	-	345	3,774	(552)	3,592
Expenses
Depreciation and amortization	-	-	9	1,273	-	1,282
Asset impairment	-	-	-	22	-	22
Interest expense	13	20	244	932	(428)	781
Leasing expenses	-	-	96	46	-	142
Transaction, integration and restructuring related expenses	-	-	-	149	-	149
Selling, general and administrative expenses	83	-	72	269	(124)	300
Total Expenses	96	20	421	2,691	(552)	2,676
(Loss) income before income taxes and income of investments accounted for under the equity method	(71)	(20)	(76)	1,083	-	916
Provision for income taxes	(1)	-	(93)	(43)	-	(137)
Equity in net earnings of investments accounted for under the equity method	-	-	-	29	-	29
Net (loss) income before income from subsidiaries	(72)	(20)	(169)	1,069	-	808
Income (loss) from subsidiaries	882	-	869	(169)	(1,582)	-
Net income (loss)	810	(20)	700	900	(1,582)	808
Net loss attributable to non-controlling interest	-	-	-	2	-	2
Net income (loss) attributable to AerCap Holdings N.V.	810	(20)	700	902	(1,582)	810

Condensed Consolidating Income Statement
	Year Ended December 31, 2013 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	7	969	-	976
Net (loss) gain on sale of assets	-	-	(12)	42	12	42
Other income (loss)	5	8	157	10	(148)	32
Total Revenues and other income	5	8	152	1,021	(136)	1,050
Expenses
Depreciation and amortization	-	-	3	335	-	338
Asset impairment	-	-	-	26	-	26
Interest expense	10	20	152	171	(127)	226
Other leasing expenses	-	-	-	49	-	49
Transaction, integration and restructuring related expenses	-	-	-	11	-	11
Selling, general and administrative expenses	18	-	53	40	(21)	90
Total Expenses	28	20	208	632	(148)	740
(Loss) income before income taxes and income of investments accounted for under the equity method	(23)	(12)	(56)	389	12	310
Provision for income taxes	-	-	(6)	(20)	-	(26)
Equity in net earnings of investments accounted for under the equity method	-	-	-	11	-	11
Net (loss) income before income from subsidiaries	(23)	(12)	(62)	380	12	295
Income (loss) from subsidiaries	315	-	202	(62)	(455)	-
Net income (loss)	292	(12)	140	318	(443)	295
Net income attributable to non-controlling interest	-	-	-	(3)	-	(3)
Net income (loss) attributable to AerCap Holdings N.V.	292	(12)	140	315	(443)	292

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2015 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Net income (loss)	1,179	(15)	1,072	1,275	(2,334)	1,177
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,262)	-	(1,088)	16	2,334	-
Depreciation and amortization	-	-	52	1,791	-	1,843
Asset impairment	-	-	-	16	-	16
Amortization of debt issuance costs and debt discount	1	1	9	35	-	46
Amortization of lease premium intangibles	-	-	-	23	-	23
Amortization of fair value adjustments on debt	-	-	-	(443)	-	(443)
Accretion of fair value adjustments on deposits and maintenance liabilities	-	-	1	75	-	76
Maintenance rights write off	-	-	7	622	-	629
Maintenance liability release to income	-	-	(4)	(240)	-	(244)
Net gain on sale of assets	-	-	(14)	(169)	-	(183)
Deferred income taxes	(28)	(5)	(2)	145	-	110
Restructuring expenses	-	-	-	49	-	49
Other	64	-	26	-	-	90
Cash flow from operating activities before changes in working capital	(46)	(19)	59	3,195	-	3,189
Working capital	846	19	537	(1,231)	-	171
Net cash provided by operating activities	800	-	596	1,964	-	3,360
Purchase of flight equipment	-	-	(299)	(2,473)	-	(2,772)
Proceeds from sale or disposal of assets	-	-	94	1,474	-	1,568
Prepayments on flight equipment	-	-	-	(792)	-	(792)
Collections of finance and sales-type leases	-	-	3	52	-	55
Movement in restricted cash	-	-	(11)	309	-	298
Other	-	-	-	(73)	-	(73)
Net cash used in investing activities	-	-	(213)	(1,503)	-	(1,716)
Issuance of debt	300	-	-	3,614	-	3,914
Repayment of debt	(300)	-	(8)	(3,736)	-	(4,044)
Debt issuance costs paid	-	-	(1)	(48)	-	(49)
Maintenance payments received	-	-	19	757	-	776
Maintenance payments returned	-	-	(20)	(538)	-	(558)
Security deposits received	-	-	20	151	-	171
Security deposits returned	-	-	(7)	(137)	-	(144)
Repurchase of shares and tax withholdings on share-based compensation	(794)	-	-	-	-	(794)
Net cash (used in) provided by financing activities	(794)	-	3	63	-	(728)
Net increase in cash and cash equivalents	6	-	386	524	-	916
Effect of exchange rate changes	1	-	(9)	5	-	(3)
Cash and cash equivalents at beginning of period	7	-	816	667	-	1,490
Cash and cash equivalents at end of period	14	-	1,193	1,196	-	2,403

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2014 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Net income (loss)	810	(20)	700	900	(1,582)	808
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(882)	-	(869)	169	1,582	-
Dividend received	-	-	12	-	(12)	-
Depreciation and amortization	-	-	9	1,273	-	1,282
Asset impairment	-	-	-	22	-	22
Amortization of debt issuance costs and debt discount	3	1	-	82	-	86
Amortization of lease premium intangibles	-	-	-	18	-	18
Amortization of fair value adjustments on debt	-	-	-	(331)	-	(331)
Accretion of fair value adjustments on deposits and maintenance liabilities	-	-	-	72	-	72
Maintenance rights write off	-	-	-	131	-	131
Maintenance liability release to income	-	-	-	(92)	-	(92)
Net gain on sale of assets	-	-	(10)	(27)	-	(37)
Deferred income taxes	-	-	93	23	-	116
Other	43	-	7	52	-	102
Cash flow from operating activities before changes in working capital	(26)	(19)	(58)	2,292	(12)	2,177
Working capital	163	19	1,131	(1,176)	-	137
Net cash provided by (used in) operating activities	137	-	1,073	1,116	(12)	2,314
Purchase of flight equipment	-	-	(1,198)	(892)	-	(2,090)
Proceeds from sale or disposal of assets	21	-	737	(188)	-	570
Prepayments on flight equipment	-	-	(2)	(456)	-	(458)
Acquisition of ILFC, net of cash acquired	-	-	-	(195)	-	(195)
Collections of finance and sales-type leases	-	-	-	41	-	41
Movement in restricted cash	-	-	1	281	-	282
Net cash provided by (used in) investing activities	21	-	(462)	(1,409)	-	(1,850)
Issuance of debt	75	-	43	5,294	-	5,412
Repayment of debt	(225)	-	(10)	(4,592)	-	(4,827)
Debt issuance costs paid	-	-	-	(135)	-	(135)
Maintenance payments received	-	-	26	536	-	562
Maintenance payments returned	-	-	-	(286)	-	(286)
Security deposits received	-	-	9	98	-	107
Security deposits returned	-	-	(2)	(97)	-	(99)
Dividend paid	-	-	-	(12)	12	-
Net cash (used in) provided by financing activities	(150)	-	66	806	12	734
Net increase in cash and cash equivalents	8	-	677	513	-	1,198
Effect of exchange rate changes	(1)	-	(1)	(2)	-	(4)
Cash and cash equivalents at beginning of period	-	-	140	156	-	296
Cash and cash equivalents at end of period	7	-	816	667	-	1,490

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2013 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Net income (loss)	292	(12)	140	318	(443)	295
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(315)	-	(202)	62	455	-
Dividend received	-	-	3	-	(3)	-
Depreciation and amortization	-	-	3	335	-	338
Asset impairment	-	-	-	26	-	26
Amortization of debt issuance costs and debt discount	1	1	1	44	-	47
Amortization of lease premium intangibles	-	-	-	9	-	9
Maintenance liability release to income	-	-	-	(13)	-	(13)
Net loss (gain) on sale of assets	-	-	12	(42)	(12)	(42)
Deferred income taxes	-	-	6	15	-	21
Other	9	-	-	(12)	-	(3)
Cash flow from operating activities before changes in working capital	(13)	(11)	(37)	742	(3)	678
Working capital	(136)	11	100	40	-	15
Net cash (used in) provided by operating activities	(149)	-	63	782	(3)	693
Purchase of flight equipment	-	-	-	(1,783)	-	(1,783)
Proceeds from sale or disposal of assets	-	-	-	664	-	664
Prepayments on flight equipment	-	-	20	(233)	-	(213)
Capital contributions to equity investments	-	-	-	(13)	-	(13)
Collections of finance and sales-type leases	-	-	-	3	-	3
Movement in restricted cash	-	-	-	8	-	8
Net cash provided by (used in) investing activities	-	-	20	(1,354)	-	(1,334)
Issuance of debt	150	-	-	2,150	-	2,300
Repayment of debt	-	-	(107)	(1,783)	-	(1,890)
Debt issuance costs paid	(2)	-	-	(43)	-	(45)
Maintenance payments received	-	-	3	98	-	101
Maintenance payments returned	-	-	-	(57)	-	(57)
Security deposits received	-	-	-	23	-	23
Security deposits returned	-	-	(3)	(12)	-	(15)
Dividend paid	-	-	-	(3)	3	-
Net cash provided by (used in) financing activities	148	-	(107)	373	3	417
Net decrease in cash and cash equivalents	(1)	-	(24)	(199)	-	(224)
Effect of exchange rate changes	-	-	1	(1)	-	-
Cash and cash equivalents at beginning of period	1	-	163	356	-	520
Cash and cash equivalents at end of period	-	-	140	156	-	296

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2015 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	1,179	(15)	1,072	1,277	(2,334)	1,179
Other comprehensive income:
Change in fair value of derivatives, net of tax	-	-	-	-	-	-
Actuarial gain on pension obligations, net of tax	-	-	-	-	-	-
Total other comprehensive income	-	-	-	-	-	-
Share of other comprehensive loss from subsidiaries	-	-	-	-	-	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	1,179	(15)	1,072	1,277	(2,334)	1,179

Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2014 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	810	(20)	700	902	(1,582)	810
Other comprehensive income:
Change in fair value of derivatives, net of tax	-	-	-	5	-	5
Actuarial gain (loss) on pension obligations, net of tax	-	-	3	(5)	-	(2)
Total other comprehensive income	-	-	3	-	-	3
Share of other comprehensive income (loss) from subsidiaries	3	-	-	-	(3)	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	813	(20)	703	902	(1,585)	813

Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2013 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd.	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	292	(12)	140	315	(443)	292
Other comprehensive income:
Change in fair value of derivatives, net of tax	-	-	-	5	-	5
Actuarial gain on pension obligations, net of tax	-	-	-	-	-	-
Total other comprehensive income	-	-	-	5	-	5
Share of other comprehensive income (loss) from subsidiaries	5	-	5	-	(10)	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	297	(12)	145	320	(453)	297

AGAT/AICL Notes

In May 2014, AerCap Trust and AerCap Ireland Capital Limited co-issued the Acquisition Notes. In September 2014, AerCap Trust and AerCap Ireland Capital Limited co-issued the September 2014 Notes. In June 2015, AerCap Trust and AerCap Ireland Capital Limited co-issued the June 2015 Notes. In October 2015, AerCap Trust and AerCap Ireland Capital Limited co-issued the October 2015 Notes.  The AGAT/AICL Notes are jointly and severally and fully and unconditionally guaranteed by the Parent Guarantor and by AerCap Ireland, AerCap Aviation Solutions, International Lease Finance Corporation and AerCap U.S. Global Aviation LLC (together, the “Subsidiary Guarantors”).

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2015 and 2014, the Condensed Consolidating Income Statements, Condensed Consolidating Statements of Cash Flows and Condensed Consolidating Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013 of (i) the Parent Guarantor; (ii) AerCap Trust;  (iii) AerCap Ireland Capital Limited; (iv) the Subsidiary Guarantors on a combined basis; (v) the non-guarantor subsidiaries on a combined basis; (vi) elimination entries necessary to consolidate the Parent Guarantor with AerCap Trust and AerCap Ireland Capital Limited, the Subsidiary Guarantors and the non-guarantor subsidiaries; and (vii) the Company on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting. A portion of our cash and cash equivalents is held by subsidiaries and access to such cash by us for group purposes is limited.

In accordance with Rule 3-10 of Regulation S-X, separate financial statements and other disclosures with respect to AerCap Trust, AerCap Ireland Capital Limited and the Subsidiary Guarantors have not been provided, as AerCap Trust, AerCap Ireland Capital Limited and the Subsidiary Guarantors are 100%-owned by the Parent Guarantor, all guarantees of the AGAT/AICL Notes are joint and several and full and unconditional and the Parent Guarantor’s financial statements have been filed in this annual report for the periods specified by Rules 3-01 and 3-02 of Regulation S-X.

Condensed Consolidating Balance Sheet
	December 31, 2015 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Assets
Cash and cash equivalents	14	769	62	1,366	192	-	2,403
Restricted cash	-	-	-	18	401	-	419
Flight equipment held for operating leases, net	-	13,913	-	1,171	17,135	-	32,219
Maintenance rights intangible and lease premium, net	-	1,789	-	82	1,268	-	3,139
Flight equipment held for sale	-	12	-	-	59	-	71
Net investment in finance and sales-type leases	-	193	-	57	219	-	469
Prepayments on flight equipment	-	3,022	-	6	272	-	3,300
Investments including investments in subsidiaries	8,290	633	6,319	4,211	115	(19,453)	115
Intercompany receivables	46	11,541	-	6,152	5,739	(23,478)	-
Other assets	61	675	41	583	448	(29)	1,779
Total Assets	8,411	32,547	6,422	13,646	25,848	(42,960)	43,914
Liabilities and Equity
Debt	-	19,512	-	378	9,917	-	29,807
Intercompany payables	4	4,025	4,872	5,473	9,104	(23,478)	-
Other liabilities	58	2,676	14	234	2,728	(29)	5,681
Total Liabilities	62	26,213	4,886	6,085	21,749	(23,507)	35,488

Total AerCap Holdings N.V. shareholders' equity	8,349	6,334	1,536	7,484	4,099	(19,453)	8,349
Non-controlling interest	-	-	-	77	-	-	77
Total Equity	8,349	6,334	1,536	7,561	4,099	(19,453)	8,426
Total Liabilities and Equity	8,411	32,547	6,422	13,646	25,848	(42,960)	43,914

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Balance Sheet
	December 31, 2014 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Assets
Cash and cash equivalents	7	225	14	1,006	238	-	1,490
Restricted cash	-	-	-	7	710	-	717
Flight equipment held for operating leases, net	-	14,102	-	781	17,102	-	31,985
Maintenance rights intangible and lease premium, net	-	2,235	-	18	1,653	-	3,906
Flight equipment held for sale	-	5	-	-	9	-	14
Net investment in finance and sales-type leases	-	29	-	71	160	87	347
Prepayments on flight equipment	-	3,154	-	15	318	-	3,487
Investments including investments in subsidiaries	7,902	493	5,242	3,170	126	(16,817)	116
Intercompany receivables	534	10,833	34	8,124	8,638	(28,163)	-
Other assets	18	582	31	417	757	-	1,805
Total Assets	8,461	31,658	5,321	13,609	29,711	(44,893)	43,867
Liabilities and Equity
Debt	-	19,457	-	453	10,492	-	30,402
Intercompany payables	575	4,490	4,721	6,012	12,278	(28,076)	-
Other liabilities	22	2,469	9	205	2,817	-	5,522
Total Liabilities	597	26,416	4,730	6,670	25,587	(28,076)	35,924

Total AerCap Holdings N.V. shareholders' equity	7,864	5,242	591	6,862	4,122	(16,817)	7,864
Non-controlling interest	-	-	-	77	2	-	79
Total Equity	7,864	5,242	591	6,939	4,124	(16,817)	7,943
Total Liabilities and Equity	8,461	31,658	5,321	13,609	29,711	(44,893)	43,867

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Income Statement
	Year Ended December 31, 2015 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	2,355	-	134	2,503	-	4,992
Net gain on sale of assets	-	168	-	13	2	-	183
Other income (loss)	9	599	14	479	319	(1,307)	113
Total Revenues and other income	9	3,122	14	626	2,824	(1,307)	5,288
Expenses
Depreciation and amortization	-	868	-	65	910	-	1,843
Asset impairment	-	3	-	-	13	-	16
Interest expense	12	780	164	359	735	(950)	1,100
Leasing expenses	-	266	-	61	195	-	522
Transaction, integration and restructuring related expenses	-	-	-	9	50	-	59
Selling, general and administrative expenses	108	112	-	257	262	(357)	382
Total Expenses	120	2,029	164	751	2,165	(1,307)	3,922
(Loss) income before income taxes and income of investments accounted for under the equity method	(111)	1,093	(150)	(125)	659	-	1,366
Provision for income taxes	28	(136)	19	38	(139)	-	(190)
Equity in net earnings of investments accounted for under the equity method	-	-	-	-	1	-	1
Net (loss) income before income from subsidiaries	(83)	957	(131)	(87)	521	-	1,177
Income (loss) from subsidiaries	1,262	104	1,060	933	(1,090)	(2,269)	-
Net income (loss)	1,179	1,061	929	846	(569)	(2,269)	1,177
Net loss attributable to non-controlling interest	-	-	-	-	2	-	2
Net income (loss) attributable to AerCap Holdings N.V.	1,179	1,061	929	846	(567)	(2,269)	1,179

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Income Statement
	Year Ended December 31, 2014 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	789	10	220	2,431	-	3,450
Net gain on sale of assets	-	8	-	10	20	-	38
Other income (loss)	25	317	-	333	342	(913)	104
Total Revenues and other income	25	1,114	10	563	2,793	(913)	3,592
Expenses
Depreciation and amortization	-	501	-	53	728	-	1,282
Asset impairment	-	3	-	-	19	-	22
Interest expense	13	443	18	317	715	(725)	781
Leasing expenses	-	(446)	11	124	453	-	142
Transaction, integration and restructuring related expenses	-	-	94	26	29	-	149
Selling, general and administrative expenses	83	80	3	142	180	(188)	300
Total Expenses	96	581	126	662	2,124	(913)	2,676
(Loss) income before income taxes and income of investments accounted for under the equity method	(71)	533	(116)	(99)	669	-	916
Provision for income taxes	(1)	(56)	10	(33)	(57)	-	(137)
Equity in net earnings of investments accounted for under the equity method	-	-	-	-	29	-	29
Net (loss) income before income from subsidiaries	(72)	477	(106)	(132)	641	-	808
Income (loss) from subsidiaries	882	205	683	988	79	(2,837)	-
Net income (loss)	810	682	577	856	720	(2,837)	808
Net loss attributable to non-controlling interest	-	-	-	-	2	-	2
Net income (loss) attributable to AerCap Holdings N.V.	810	682	577	856	722	(2,837)	810

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Income Statement
	Year Ended December 31, 2013 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Revenues and other income
Lease revenue	-	-	-	7	969	-	976
Net (loss) gain on sale of assets	-	-	-	(12)	42	12	42
Other income (loss)	5	-	-	165	10	(148)	32
Total Revenues and other income	5	-	-	160	1,021	(136)	1,050
Expenses
Depreciation and amortization	-	-	-	3	335	-	338
Asset impairment	-	-	-	-	26	-	26
Interest expense	10	-	-	172	171	(127)	226
Other leasing expenses	-	-	-	-	49	-	49
Transaction, integration and restructuring related expenses	-	-	11	-	-	-	11
Selling, general and administrative expenses	18	-	-	53	40	(21)	90
Total Expenses	28	-	11	228	621	(148)	740
(Loss) income before income taxes and income of investments accounted for under the equity method	(23)	-	(11)	(68)	400	12	310
Provision for income taxes	-	-	-	(6)	(20)	-	(26)
Equity in net earnings of investments accounted for under the equity method	-	-	-	-	11	-	11
Net (loss) income before income from subsidiaries	(23)	-	(11)	(74)	391	12	295
Income (loss) from subsidiaries	315	-	-	202	(62)	(455)	-
Net income (loss)	292	-	(11)	128	329	(443)	295
Net income attributable to non-controlling interest	-	-	-	-	(3)	-	(3)
Net income (loss) attributable to AerCap Holdings N.V.	292	-	(11)	128	326	(443)	292

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2015 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss)	1,179	1,061	929	846	(569)	(2,269)	1,177
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,262)	(104)	(1,060)	(933)	1,090	2,269	-
Depreciation and amortization	-	868	-	65	910	-	1,843
Asset impairment	-	3	-	-	13	-	16
Amortization of debt issuance costs and debt discount	1	10	5	10	20	-	46
Amortization of lease premium intangibles	-	7	-	-	16	-	23
Amortization of fair value adjustments on debt	-	(435)	-	-	(8)	-	(443)
Accretion of fair value adjustments on deposits and maintenance liabilities	-	65	-	1	10	-	76
Maintenance rights write off	-	350	-	17	262	-	629
Maintenance liability release to income	-	(141)	-	(8)	(95)	-	(244)
Net gain on sale of assets	-	(168)	-	(13)	(2)	-	(183)
Deferred income taxes	(28)	136	(19)	(38)	59	-	110
Restructuring expenses	-	-	-	-	49	-	49
Other	64	(36)	-	34	28	-	90
Cash flow from operating activities before changes in working capital	(46)	1,616	(145)	(19)	1,783	-	3,189
Working capital	846	(587)	193	618	(899)	-	171
Net cash provided by operating activities	800	1,029	48	599	884	-	3,360
Purchase of flight equipment	-	(1,476)	-	(299)	(997)	-	(2,772)
Proceeds from sale or disposal of assets	-	1,083	-	94	391	-	1,568
Prepayments on flight equipment	-	(585)	-	-	(207)	-	(792)
Collections of finance and sales-type leases	-	17	-	12	26	-	55
Movement in restricted cash	-	-	-	(11)	309	-	298
Other	-	(73)	-	-	-	-	(73)
Net cash used in investing activities	-	(1,034)	-	(204)	(478)	-	(1,716)
Issuance of debt	300	2,500	-	-	1,114	-	3,914
Repayment of debt	(300)	(2,010)	-	(8)	(1,726)	-	(4,044)
Debt issuance costs paid	-	(17)	-	-	(32)	-	(49)
Maintenance payments received	-	306	-	24	446	-	776
Maintenance payments returned	-	(244)	-	(20)	(294)	-	(558)
Security deposits received	-	97	-	25	49	-	171
Security deposits returned	-	(83)	-	(47)	(14)	-	(144)
Repurchase of shares and tax withholdings on share-based compensation	(794)	-	-	-	-	-	(794)
Net cash (used in) provided by financing activities	(794)	549	-	(26)	(457)	-	(728)
Net increase (decrease) in cash and cash equivalents	6	544	48	369	(51)	-	916
Effect of exchange rate changes	1	-	-	(9)	5	-	(3)
Cash and cash equivalents at beginning of period	7	225	14	1,006	238	-	1,490
Cash and cash equivalents at end of period	14	769	62	1,366	192	-	2,403

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2014 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss)	810	682	577	856	720	(2,837)	808
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(882)	(205)	(683)	(988)	(79)	2,837	-
Dividend received	-	-	-	12	-	(12)	-
Depreciation and amortization	-	501	-	53	728	-	1,282
Asset impairment	-	3	-	-	19	-	22
Amortization of debt issuance costs and debt discount	3	304	-	25	(246)	-	86
Amortization of lease premium intangibles	-	5	-	-	13	-	18
Amortization of fair value adjustments on debt	-	(325)	-	-	(6)	-	(331)
Accretion of fair value adjustments on deposits and maintenance liabilities	-	38	-	1	33	-	72
Maintenance rights write off	-	68	-	9	54	-	131
Maintenance liability release to income	-	(24)	-	(5)	(63)	-	(92)
Net gain on sale of assets	-	(8)	-	(10)	(20)	-	(38)
Deferred income taxes	-	56	10	33	17	-	116
Other	43	-	-	17	42	-	102
Cash flow from operating activities before changes in working capital	(26)	1,095	(96)	3	1,212	(12)	2,176
Working capital	163	389	110	(718)	194	-	138
Net cash provided by (used in) operating activities	137	1,484	14	(715)	1,406	(12)	2,314
Purchase of flight equipment	-	-	-	(1,198)	(892)	-	(2,090)
Proceeds from sale or disposal of assets	21	-	-	738	(189)	-	570
Prepayments on flight equipment	-	-	-	(2)	(456)	-	(458)
Acquisition of ILFC, net of cash acquired	-	(2,400)	-	2,205	-	-	(195)
Collections of finance and sales-type leases	-	(4)	-	12	33	-	41
Movement in restricted cash	-	-	-	(2)	284	-	282
Net cash provided by (used in) investing activities	21	(2,404)	-	1,753	(1,220)	-	(1,850)
Issuance of debt	75	3,400	-	43	1,894	-	5,412
Repayment of debt	(225)	(2,353)	-	(10)	(2,239)	-	(4,827)
Debt issuance costs paid	-	(45)	-	(20)	(70)	-	(135)
Maintenance payments received	-	195	-	42	325	-	562
Maintenance payments returned	-	(89)	-	(101)	(96)	-	(286)
Security deposits received	-	39	-	9	59	-	107
Security deposits returned	-	(2)	-	(133)	36	-	(99)
Dividend paid	-	-	-	-	(12)	12	-
Net cash (used in) provided by financing activities	(150)	1,145	-	(170)	(103)	12	734
Net increase in cash and cash equivalents	8	225	14	868	83	-	1,198
Effect of exchange rate changes	(1)	-	-	(2)	(1)	-	(4)
Cash and cash equivalents at beginning of period	-	-	-	140	156	-	296
Cash and cash equivalents at end of period	7	225	14	1,006	238	-	1,490

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2013 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss)	292	-	(11)	128	329	(443)	295
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(315)	-	-	(202)	62	455	-
Dividend received	-	-	-	3	-	(3)	-
Depreciation and amortization	-	-	-	3	335	-	338
Asset impairment	-	-	-	-	26	-	26
Amortization of debt issuance costs and debt discount	1	-	-	2	44	-	47
Amortization of lease premium intangibles	-	-	-	-	9	-	9
Maintenance liability release to income	-	-	-	-	(13)	-	(13)
Net loss (gain) on sale of assets	-	-	-	12	(42)	(12)	(42)
Deferred income taxes	-	-	-	6	15	-	21
Other	9	-	-	-	(12)	-	(3)
Cash flow from operating activities before changes in working capital	(13)	-	(11)	(48)	753	(3)	678
Working capital	(136)	-	11	111	29	-	15
Net cash (used in) provided by operating activities	(149)	-	-	63	782	(3)	693
Purchase of flight equipment	-	-	-	-	(1,783)	-	(1,783)
Proceeds from sale or disposal of assets	-	-	-	-	664	-	664
Prepayments on flight equipment	-	-	-	20	(233)	-	(213)
Capital contributions to equity investments	-	-	-	-	(13)	-	(13)
Collections of finance and sales-type leases	-	-	-	-	3	-	3
Movement in restricted cash	-	-	-	-	8	-	8
Net cash provided by (used in) investing activities	-	-	-	20	(1,354)	-	(1,334)
Issuance of debt	150	-	-	-	2,150	-	2,300
Repayment of debt	-	-	-	(107)	(1,783)	-	(1,890)
Debt issuance costs paid	(2)	-	-	-	(43)	-	(45)
Maintenance payments received	-	-	-	3	98	-	101
Maintenance payments returned	-	-	-	-	(57)	-	(57)
Security deposits received	-	-	-	-	23	-	23
Security deposits returned	-	-	-	(3)	(12)	-	(15)
Dividend paid	-	-	-	-	(3)	3	-
Net cash provided by (used in) financing activities	148	-	-	(107)	373	3	417
Net decrease in cash and cash equivalents	(1)	-	-	(24)	(199)	-	(224)
Effect of exchange rate changes	-	-	-	1	(1)	-	-
Cash and cash equivalents at beginning of period	1	-	-	163	356	-	520
Cash and cash equivalents at end of period	-	-	-	140	156	-	296

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2015 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	1,179	1,061	929	846	(567)	(2,269)	1,179
Other comprehensive income:
Change in fair value of derivatives, net of tax	-	-	-	-	-	-	-
Actuarial gain on pension obligations, net of tax	-	-	-	-	-	-	-
Total other comprehensive income	-	-	-	-	-	-	-
Share of other comprehensive income from subsidiaries	-	-	-	-	-	-	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	1,179	1,061	929	846	(567)	(2,269)	1,179

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2014 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	810	682	577	856	722	(2,837)	810
Other comprehensive income:
Change in fair value of derivatives, net of tax	-	-	-	-	5	-	5
Actuarial gain (loss) on pension obligations, net of tax	-	-	-	3	(5)	-	(2)
Total other comprehensive income	-	-	-	3	-	-	3
Share of other comprehensive income (loss) from subsidiaries	3	-	-	-	-	(3)	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	813	682	577	859	722	(2,840)	813

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.

Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2013 (U.S. dollar amounts in millions)
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Ltd.	Guarantors (a)	Non- Guarantors	Eliminations	Total
Net income (loss) attributable to AerCap Holdings N.V.	292	-	(11)	128	326	(443)	292
Other comprehensive income:
Change in fair value of derivatives, net of tax	-	-	-	-	5	-	5
Actuarial gain on pension obligations, net of tax	-	-	-	-	-	-	-
Total other comprehensive income	-	-	-	-	5	-	5
Share of other comprehensive income (loss) from subsidiaries	5	-	-	5	-	(10)	-
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	297	-	(11)	133	331	(453)	297

(a)

Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.